Schedule of fair value of the consideration transferred to Covestro stockholders for the origin transaction (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Certain Transactions [Abstract]
Business Combination, Recognized Asset Acquired, Inventory, Current	$ 10,342
Intangible assets	21,929
Other labilities	$ (605)